Document and Entity Information	Aug. 11, 2021
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 11, 2021
Entity Registrant Name	SC Health Corp
Entity Incorporation, State or Country Code	E9
Entity File Number	001-38972
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	108 Robinson Road #10-00
Entity Address, Country	SG
Entity Address, Postal Zip Code	068900
City Area Code	65 6
Local Phone Number	438-1080
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001764301
Units, each consisting of one Class A ordinary share, $0.0001 par value, and one half of one warrant [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, $0.0001 par value, and one half of one warrant
Trading Symbol	SCPE.U
Security Exchange Name	NYSE
Common Class A [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	SCPE
Security Exchange Name	NYSE
Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Trading Symbol	SCPE WS
Security Exchange Name	NYSE